Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.0%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	5,843	$ 7,941
International Equity Funds - 20.6%
Transamerica Emerging Markets Equity, Class I2 (B)	2,993,964	38,652,080
Transamerica International Equity, Class I2 (B)	4,599,346	133,105,064
Transamerica International Focus, Class I2 (B)	4,308,972	30,292,074
Transamerica International Small Cap Value, Class I2 (B)	365,237	7,103,866
Transamerica International Stock, Class I2 (B)	8,179,835	136,194,243
		345,347,327
International Fixed Income Funds - 2.4%
Transamerica Emerging Markets Debt, Class I2 (B)	4,057,495	40,006,898
Transamerica Emerging Markets Debt, Class R6 (B)	74,946	741,221
		40,748,119
U.S. Equity Funds - 50.2%
Transamerica Capital Growth, Class I2 (A)(B)	2,236,368	27,753,326
Transamerica Large Cap Value, Class I2 (B)	17,571,620	345,282,320
Transamerica Mid Cap Growth, Class I2 (B)	1,782,999	16,724,532
Transamerica Mid Cap Growth, Class R6 (B)	223,250	2,089,623
Transamerica Mid Cap Value Opportunities, Class I2 (B)	1,093,119	11,849,406
Transamerica Mid Cap Value Opportunities, Class R6 (B)	35,539	390,927
Transamerica Small Cap Growth, Class I2 (B)	1,307,428	7,269,299
Transamerica Small Cap Growth, Class R6 (B)	167,997	934,063
Transamerica Small Cap Value, Class I2 (B)	1,469,680	9,464,741
Transamerica Small Cap Value, Class R6 (B)	207,588	1,359,704
Transamerica Sustainable Equity Income, Class I2 (B)	4,602,104	47,815,863
Transamerica US Growth, Class I2 (B)	10,541,739	371,069,203
Transamerica US Growth, Class R6 (B)	14,379	506,001
		842,509,008
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 22.5%
Transamerica Bond, Class I2 (B)	6,729,550	$ 53,365,332
Transamerica Core Bond, Class I2 (B)	24,497,027	206,264,967
Transamerica Floating Rate, Class I2 (B)	1,703,473	14,786,143
Transamerica High Yield Bond, Class I2 (B)	115,598	930,562
Transamerica High Yield Bond, Class R6 (B)	86,444	695,009
Transamerica Inflation Opportunities, Class I2 (B)	6,983,553	67,949,972
Transamerica Long Credit, Class I2 (B)	3,662,984	32,637,189
Transamerica Short-Term Bond, Class I2 (B)	2,512	24,597
		376,653,771
U.S. Mixed Allocation Fund - 1.3%
Transamerica Energy Infrastructure, Class I2 (B)	2,082,026	22,465,060
Total Investment Companies (Cost $1,127,677,126)		1,627,731,226
EXCHANGE-TRADED FUNDS - 2.0%
U.S. Equity Funds - 1.1%
State Street Health Care Select Sector SPDR ETF (E)	15,002	2,438,575
Transamerica Large Value Active ETF (B)(F)	567,412	16,329,380
		18,767,955
U.S. Fixed Income Fund - 0.9%
Transamerica Bond Active ETF (B)(F)	590,404	14,500,735
Total Exchange-Traded Funds (Cost $32,010,128)		33,268,690
Total Investments (Cost $1,159,687,254)		1,660,999,916
Net Other Assets (Liabilities) - 1.0%		17,432,064
Net Assets - 100.0%		$ 1,678,431,980
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	782	09/21/2026	$85,296,684	$84,456,000	$—	$(840,684)
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,627,723,285	$—	$—	$1,627,723,285
Exchange-Traded Funds	33,268,690	—	—	33,268,690
Total	$1,660,991,975	$—	$—	$1,660,991,975
Investment Companies Measured at Net Asset Value (C)				7,941
Total Investments				$1,660,999,916
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(840,684)	$—	$—	$(840,684)
Total Other Financial Instruments	$(840,684)	$—	$—	$(840,684)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2026	Shares as of July 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Bond Active ETF	$—	$15,005,986	$—	$—	$(505,251)	$14,500,735	590,404	$307,205	$—
Transamerica Bond, Class I2	61,118,406	3,915,893	(10,000,000)	(585,629)	(1,083,338)	53,365,332	6,729,550	1,915,893	—
Transamerica Bond, Class R6	5,829,518	30,353	(5,881,357)	190,198	(168,712)	—	—	32,600	—
Transamerica Capital Growth, Class I2	34,059,883	—	—	—	(6,306,557)	27,753,326	2,236,368	—	—
Transamerica Capital Growth, Class R6	661,208	—	(530,529)	133,624	(264,303)	—	—	—	—
Transamerica Core Bond, Class I2	187,328,686	38,799,579	(13,000,000)	(835,625)	(6,027,673)	206,264,967	24,497,027	6,299,241	—
Transamerica Emerging Markets Debt, Class I2	37,399,919	1,915,838	—	—	691,141	40,006,898	4,057,495	1,915,838	—
Transamerica Emerging Markets Debt, Class R6	5,132,155	189,093	(4,500,000)	(126,723)	46,696	741,221	74,946	189,093	—
Transamerica Emerging Markets Equity, Class I2	46,965,367	480,535	(16,000,000)	3,057,753	4,148,425	38,652,080	2,993,964	480,535	—
Transamerica Emerging Markets Equity, Class R6	3,427,658	34,561	(3,741,468)	806,104	(526,855)	—	—	34,561	—
Transamerica Energy Infrastructure, Class I2	17,153,971	376,563	—	—	4,934,526	22,465,060	2,082,026	652,112	—
Transamerica Floating Rate, Class I2	14,339,597	774,463	—	—	(327,917)	14,786,143	1,703,473	774,463	—
Transamerica Global Allocation Liquidating Trust,	7,392	—	—	—	549	7,941	5,843	—	—
Transamerica High Yield Bond, Class I2	905,962	48,412	—	—	(23,812)	930,562	115,598	48,412	—
Transamerica High Yield Bond, Class R6	7,044,830	136,967	(6,500,000)	(185,687)	198,899	695,009	86,444	136,967	—
Transamerica Inflation Opportunities, Class I2	58,084,596	11,080,780	—	—	(1,215,404)	67,949,972	6,983,553	1,280,780	—
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2026	Shares as of July 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica International Equity, Class I2	$119,875,958	$9,117,439	$(13,000,000)	$3,071,775	$14,039,892	$133,105,064	4,599,346	$4,711,327	$4,406,112
Transamerica International Focus, Class I2	42,598,335	555,964	(11,000,000)	(625,316)	(1,236,909)	30,292,074	4,308,972	222,740	333,224
Transamerica International Focus, Class R6	411,823	5,311	(412,272)	34,569	(39,431)	—	—	2,107	3,204
Transamerica International Small Cap Value, Class I2	7,167,170	320,019	(1,000,000)	326,411	290,266	7,103,866	365,237	301,991	18,028
Transamerica International Stock, Class I2	120,594,402	3,469,041	(4,500,000)	1,354,635	15,276,165	136,194,243	8,179,835	2,374,896	1,094,146
Transamerica International Stock, Class R6	6,336,668	182,109	(6,800,688)	1,622,709	(1,340,798)	—	—	124,617	57,492
Transamerica Large Cap Value, Class I2	368,686,363	13,443,896	(91,200,000)	20,821,538	33,530,523	345,282,320	17,571,620	2,306,718	11,137,179
Transamerica Large Cap Value, Class R6	675,378	22,470	(738,069)	153,691	(113,470)	—	—	1,753	20,717
Transamerica Large Value Active ETF	—	14,997,396	—	—	1,331,984	16,329,380	567,412	70,688	—
Transamerica Long Credit, Class I2	33,851,506	1,310,525	—	—	(2,524,842)	32,637,189	3,662,984	1,310,525	—
Transamerica Mid Cap Growth, Class I2	16,171,557	3,068,283	—	—	(2,515,308)	16,724,532	1,782,999	1,070,198	1,998,085
Transamerica Mid Cap Growth, Class R6	3,431,755	652,278	(1,300,000)	(169,700)	(524,710)	2,089,623	223,250	227,510	424,768
Transamerica Mid Cap Value Opportunities, Class I2	10,516,328	1,628,032	—	—	(294,954)	11,849,406	1,093,119	296,428	1,331,603
Transamerica Mid Cap Value Opportunities, Class R6	346,906	53,042	—	—	(9,021)	390,927	35,539	9,653	43,389
Transamerica Short-Term Bond, Class I2	24,127	768	—	—	(298)	24,597	2,512	771	—
Transamerica Small Cap Growth, Class I2	7,628,559	973,013	(600,000)	(403,315)	(328,958)	7,269,299	1,307,428	—	973,013
Transamerica Small Cap Growth, Class R6	2,038,111	259,958	(1,100,000)	(474,967)	210,961	934,063	167,997	—	259,958
Transamerica Small Cap Value, Class I2	7,791,240	421,546	(700,000)	(370,988)	2,322,943	9,464,741	1,469,680	118,990	302,555
Transamerica Small Cap Value, Class R6	1,497,063	79,758	(500,000)	16,668	266,215	1,359,704	207,588	22,513	57,244
Transamerica Sustainable Equity Income, Class I2	38,791,523	401,109	—	—	8,623,231	47,815,863	4,602,104	401,109	—
Transamerica US Growth, Class I2	394,335,394	45,512,066	(56,000,000)	7,392,055	(20,170,312)	371,069,203	10,541,739	—	15,512,065
Transamerica US Growth, Class R6	504,440	20,216	—	—	(18,655)	506,001	14,379	—	20,216
Total	$1,662,733,754	$169,283,262	$(249,004,383)	$35,203,780	$40,344,928	$1,658,561,341	112,860,431	$27,642,234	$37,992,998

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At July 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$7,941	0.0%*
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(F)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Moderate Growth Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption,
Transamerica Funds

Transamerica Asset Allocation - Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds